Note 14 - Personnel Expenses (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of components of personnel expenses [text block]
		Thirteen- months ended	Month ended	Twelve-month period ended
	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)	February 29, 2016
	$	$	$	$	$

Salaries and other short-term employee benefits	3,281	2,491	214	2,277	1,902
Share-based compensation costs	929	674	86	588	309
Severance	—	—	—	—	210
Total personnel expenses	4,210	3,165	300	2,865	2,421